LEASES - Lease liabilities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Liabilities
Present value of liabilities	R$ 6,195,984	R$ 6,182,530	R$ 5,893,194
Lands and farms
Lease Liabilities
Average rate - % p.a.	12.52%
Present value of liabilities	R$ 3,673,964
Machinery and equipment
Lease Liabilities
Average rate - % p.a.	11.43%
Present value of liabilities	R$ 217,381
Buildings
Lease Liabilities
Average rate - % p.a.	10.84%
Present value of liabilities	R$ 122,556
Ships and boats
Lease Liabilities
Average rate - % p.a.	11.39%
Present value of liabilities	R$ 2,178,580
Vehicles
Lease Liabilities
Average rate - % p.a.	10.83%
Present value of liabilities	R$ 3,503